Receivables (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Document Fiscal Year Focus	2018
Impaired non-accrual status term, days	60 days
Financing Receivable, Allowance for Credit Losses, Recovery	$ 2,900	$ 6,800
Loans to franchisees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of loans past due	100
H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	48,018	31,394
Non-accrual status loans	45,359	27,996
Instant Cash Back® receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short-term	$ 2,700	$ 1,500